Reinsurance (Tables)	12 Months Ended
Dec. 31, 2021
Reinsurance Disclosures [Abstract]
Summary of retention limits by period of policy issuance	The following table summarizes those retention limits by period of policy issuance.

Period	Retention limits
April 2015 through current	Single life: $2 million per life Joint life: no longer offered
April 2011 through March 2015
Single life: $5 million per life, $3 million age 70 and over, and $10 million for contracts that meet specific criteria
Joint life: $8 million per life, and $10 million for contracts that meet specific criteria

July 2007 through March 2011	$5 million per life, $3 million age 70 and over, and $10 million for contracts that meet specific criteria
September 1998 through June 2007	$2 million per life, in 2006 the limit was increased to $5 million for instances when specific criteria were met
August 1998 and prior	Up to $1 million per life

Schedule of reinsurance premium ceded
The amounts ceded to Prudential for the years ended December 31 are as follows:

($ in millions)	2021	2020	2019
Premiums and contract charges	$74	$64	$65
Contract benefits	31	46	(4)
Interest credited to contractholder funds	18	20	19
Operating costs and expenses	13	12	12

Schedule of effects of reinsurance on premiums and contract charges
The effects of reinsurance on premiums and contract charges for the years ended December 31 are as follows:

($ in millions)	2021	2020	2019
Direct	$670	$652	$748
Assumed
Affiliate	359	241	231
Non-affiliate	649	671	699
Ceded
Affiliate	(19)	(44)	(49)
Non-affiliate	(242)	(227)	(270)
Premiums and contract charges, net of reinsurance	$1,417	$1,293	$1,359

Schedule of effects of reinsurance on contract benefits
The effects of reinsurance on contract benefits for the years ended December 31 are as follows:

($ in millions)	2021	2020	2019
Direct	$1,160	$1,238	$1,038
Assumed
Affiliate	245	157	137
Non-affiliate	585	510	493
Ceded
Affiliate	(114)	(37)	(35)
Non-affiliate	(157)	(139)	(152)
Contract benefits, net of reinsurance	$1,719	$1,729	$1,481

Schedule of effects of reinsurance on interest credited to contractholder funds
The effects of reinsurance on interest credited to contractholder funds for the years ended December 31 are as follows:

($ in millions)	2021	2020	2019
Direct	$376	$452	$463
Assumed
Affiliate	13	9	8
Non-affiliate	91	162	154
Ceded
Affiliate	(19)	(18)	(20)
Non-affiliate	(26)	(26)	(20)
Interest credited to contractholder funds, net of reinsurance	$435	$579	$585

Summary of reinsurance recoverables on paid and unpaid benefits	Reinsurance recoverables, net of allowance, as of December 31 are summarized in the following table.

($ in millions)	2021	2020
Annuities	$3,230	$1,282
Life insurance	3,349	660
Other	66	47
Total	$6,645	$1,989

Schedule of rollforward of credit loss allowance for reinsurance recoverables
The following table shows the rollforward of the credit loss allowance for reinsurance recoverables for the year ended December 31.

($ in millions)	2021	2020
Beginning balance	$(15)	$(3)
Cumulative effect of change in accounting principle	—	(11)
Increase in the provision for credit losses	(1)	(1)
Decrease related to sale of ALNY	1	—
Ending Balance	$(15)	$(15)